Governing Statutes And Nature of Operations - Additional Information (Details)	12 Months Ended
Mar. 31, 2019
Governing Statutes And Nature Of Operations [Abstract]
Description of nature of entity's operations and principal activities	The Company and its subsidiaries (the “Group”) provide innovative consulting services in the areas of information technology, including systems integration, strategy and expert recruiting services, mainly in the financial services, manufacturing, energy, transportation and logistics, telecommunication, professional services, healthcare and government.